COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Long-term Purchase Commitment [Table Text Block]
           As of September 30, 2012 and 2013, capital commitments for the purchase of long-term assets are as follows:

	September 30,
	2012	2013
	RMB	RMB

Equipment	25,615	17,417
Plant and building construction	8,773	156
Technology usage right	-	12,000
Project of gene modification	2,000	-

	36,388	29,573

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of September 30, 2013, the Company was obligated under operating leases requiring minimum rental as follows:

RMB
Year ending September 30,

2014	2,533
2015	1,784
2016	1,371
2017	1,065
2018	1,061
Thereafter	7,076

14,890